United States

Securities and Exchange Commission

Washington, D.C. 20549

Form N-Q

Quarterly Schedule of Portfolio Holdings of Registered Management Investment Companies

811-4577

(Investment Company Act File Number)

Federated Income Securities Trust

___________________________________________

(Exact Name of Registrant as Specified in Charter)

Federated Investors Funds

4000 Ericsson Drive

Warrendale, PA 15086-7561

(Address of Principal Executive Offices)

(412) 288-1900

(Registrant's Telephone Number)

John W. McGonigle, Esquire

Federated Investors Tower

1001 Liberty Avenue

Pittsburgh, Pennsylvania 15222-3779

(Name and Address of Agent for Service)

(Notices should be sent to the Agent for Service)

Date of Fiscal Year End: 9/30/17

Date of Reporting Period: Quarter ended 12/31/16

Item 1.	Schedule of Investments

Federated Prudent DollarBear Fund
Portfolio of Investments
December 31, 2016 (unaudited)
Shares or Foreign Currency Par Amount			Value in U.S. Dollars
		FOREIGN GOVERNMENTS/AGENCIES—60.1%
		Sovereign—60.1%
EUR 2,500,000	[1]	Belgium, Government of, Unsecd. Note, 0.00%, 3/9/2017	$2,634,964
CAD 3,000,000	[1]	Canada, Government of, 0.00%, 3/9/2017	2,232,510
3,600,000	[1]	Canada, Government of, Unsecd. Note, 0.00%, 2/23/2017	2,679,522
EUR 2,500,000		Germany, Government of, 0.75%, 2/24/2017	2,637,061
1,500,000	[1]	Italy, Government of, Unsecd. Note, 0.00%, 3/31/2017	1,580,757
2,500,000	[1]	Italy, Government of, Unsecd. Note, 0.00%, 8/30/2017	2,635,350
JPY 290,000,000	[1]	Japan, Government of, Sr. Unsecd. Note, 0.00%, 3/10/2017	2,482,601
280,000,000	[1]	Japan, Government of, Sr. Unsecd. Note, 0.00%, 3/27/2017	2,397,356
250,000,000	[1]	Japan, Government of, Sr. Unsecd. Note, 0.00%, 5/22/2017	2,141,482
EUR 1,500,000	[1]	Spain, Government of, Unsecd. Note, 0.00%, 2/17/2017	1,579,895
2,500,000	[1]	Spain, Government of, Unsecd. Note, 0.00%, 4/7/2017	2,634,790
CHF 2,200,000	[1]	Switzerland, Government of, Unsecd. Note, 0.00%, 2/2/2017	2,163,073
GBP 2,000,000	[1]	United Kingdom, Government of, Unsecd. Note, 0.00%, 1/30/2017	2,464,477
1,700,000	[1]	United Kingdom, Government of, Unsecd. Note, 0.00%, 2/27/2017	2,094,338
		TOTAL FOREIGN GOVERNMENTS/AGENCIES (IDENTIFIED COST $33,878,705)	32,358,176
		CORPORATE BONDS—13.5%
		Banking—3.9%
EUR 2,000,000		Credit Agricole S.A., Sub. Note, Series TSR, 3.90%, 2/28/2017	2,111,413
		Insurance—4.0%
2,000,000		Principal Financial Global Funding II LLC, Series EMTN, 4.50%, 1/26/2017	2,118,596
		Metals & Mining—1.7%
850,000		Glencore Finance Europe, Company Guarantee, Series EMTN, 5.25%, 3/22/2017	904,208
		Oil & Gas—3.9%
2,000,000		Petroleos Mexicanos, Series EMTN, 5.50%, 1/9/2017	2,106,074
		TOTAL CORPORATE BONDS (IDENTIFIED COST $7,414,819)	7,240,291
		INVESTMENT COMPANY—11.2%
6,020,718	[2]	Federated Institutional Prime Value Obligations Fund, Institutional Shares, 0.79%[3] (IDENTIFIED COST $6,020,718)	6,021,320
		TOTAL INVESTMENTS—84.8% (IDENTIFIED COST $47,314,242)[4]	45,619,787
		OTHER ASSETS AND LIABILITIES - NET—15.2%[5]	8,173,330
		TOTAL NET ASSETS—100%	$53,793,117

At December 31, 2016, the Fund had the following outstanding foreign exchange contracts:
Settlement Date	Counterparty	Foreign Currency Units to Receive/Deliver	In Exchange For	Unrealized Appreciation (Depreciation)
Contracts Purchased:
2/28/2017	JPMorgan	7,545,000 EUR	$8,125,897	$(160,656)
Contracts Sold:
1/4/2017	Citibank	559,550 CAD	$416,952	$201
1/4/2017	Citibank	600,000 GBP	$740,040	$596
2/28/2017	Citibank	2,500,000 EUR	$2,646,500	$7,255
NET UNREALIZED DEPRECIATION ON FOREIGN EXCHANGE CONTRACTS				$(152,604)
Net Unrealized Depreciation on Foreign Exchange Contracts is included in “Other Assets and Liabilities—Net.”
The average value at settlement date payable and receivable of foreign exchange contracts purchased and sold by the Fund throughout the period was $18,167 and $261,715, respectively. This is based on amounts held as of each month-end throughout the three-month fiscal period.
1	Zero coupon bond.
2	Affiliated holding.
Transactions involving the affiliated holding during the period ended December 31, 2016, were as follows:
Federated Institutional Prime Value Obligations Fund, Institutional Shares
Balance of Shares Held 9/30/2016	9,797,986
Purchases/Additions	1,031,448
Sales/Reductions	(4,808,716)
Balance of Shares Held 12/31/2016	6,020,718
Value	$6,021,320
3	7-day net yield.
4	At December 31, 2016, the cost of investments for federal tax purposes was $47,314,242. The net unrealized depreciation of investments for federal tax purposes excluding any unrealized appreciation/depreciation resulting from: (a) the translation from foreign currencies to U.S. dollars of assets and liabilities other than investments in securities; and (b) outstanding foreign currency commitments was $1,694,455. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $33,009 and net unrealized depreciation from investments for those securities having an excess of cost over value of $1,727,464.
5	Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of total net assets at December 31, 2016.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by the Board of Trustees (the “Trustees”).
■	Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■	Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including, but not limited to, industry changes and relevant government actions.

If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, or if information furnished by a pricing service, in the opinion of the valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share.
Fair Valuation and Significant Events Procedures
The Trustees have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated Equity Management Company of Pennsylvania (“Adviser”) and certain of the Adviser's affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■	With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
■	Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.
The Trustees have adopted procedures whereby the Valuation Committee uses a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Trustees. The Trustees have ultimate responsibility for any fair valuations made in response to a significant event.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of December 31, 2016, in valuing the Fund's assets carried at fair value.
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Debt Securities:
Foreign Governments/Agencies	$—	$32,358,176	$—	$32,358,176
Corporate Bonds	—	7,240,291	—	7,240,291
Investment Company	6,021,320	—	—	6,021,320
TOTAL SECURITIES	$6,021,320	$39,598,467	$—	$45,619,787
Other Financial Instruments:[1]
Assets	$797	$7,255	$—	$8,052
Liabilities	—	(160,656)	—	(160,656)
TOTAL OTHER FINANCIAL INSTRUMENTS	$797	$(153,401)	$—	$(152,604)
1	Other Financial Instruments include foreign exchange contracts.
The following acronyms are used throughout this portfolio:
CAD	—Canadian Dollar
CHF	—Swiss Franc
EMTN	—Euro Medium Term Note
EUR	—Euro
GBP	—Great British Pound
JPY	—Japanese Yen
4
Federated Real Return Bond Fund
Portfolio of Investments
December 31, 2016 (unaudited)
Principal Amount or Shares		Value
	U.S. TREASURIES—91.6%
	U.S. Treasury Bonds—29.4%
$2,102,720	U.S. Treasury Inflation-Protected Bond, 0.625%, 2/15/2043	$1,928,072
748,818	U.S. Treasury Inflation-Protected Bond, 0.750%, 2/15/2042	709,414
510,075	U.S. Treasury Inflation-Protected Bond, 1.000%, 2/15/2046	512,321
2,333,610	U.S. Treasury Inflation-Protected Bond, 1.375%, 2/15/2044	2,548,463
1,730,715	U.S. Treasury Inflation-Protected Bond, 1.750%, 1/15/2028	1,931,267
844,388	U.S. Treasury Inflation-Protected Bond, 2.500%, 1/15/2029	1,018,594
	TOTAL	8,648,131
	U.S. Treasury Notes—62.2%
2,094,420	U.S. Treasury Inflation-Protected Note, 0.125%, 1/15/2023	2,080,363
2,578,950	U.S. Treasury Inflation-Protected Note, 0.125%, 4/15/2019	2,610,379
2,064,380	U.S. Treasury Inflation-Protected Note, 0.125%, 4/15/2020	2,086,007
1,529,820	U.S. Treasury Inflation-Protected Note, 0.125%, 4/15/2021	1,539,145
504,210	U.S. Treasury Inflation-Protected Note, 0.125%, 7/15/2026	487,728
1,020,540	U.S. Treasury Inflation-Protected Note, 0.250%, 1/15/2025	1,004,086
1,558,020	U.S. Treasury Inflation-Protected Note, 0.375%, 7/15/2023	1,573,166
2,589,875	U.S. Treasury Inflation-Protected Note, 0.625%, 1/15/2024	2,636,854
762,967	U.S. Treasury Inflation-Protected Note, 0.625%, 1/15/2026	769,707
1,104,990	U.S. Treasury Inflation-Protected Note, 1.125%, 1/15/2021	1,160,409
2,241,880	U.S. Treasury Inflation-Protected Note, 1.375%, 7/15/2018	2,325,171
	TOTAL	18,273,015
	TOTAL U.S. TREASURIES (IDENTIFIED COST $26,629,436)	26,921,146
	INVESTMENT COMPANIES—7.6%[1]
160,334	Federated Institutional Prime Value Obligations Fund, Institutional Shares, 0.79%[2]	160,350
326,340	High Yield Bond Portfolio	2,062,472
	TOTAL INVESTMENT COMPANIES (IDENTIFIED COST $2,161,591)	2,222,822
	TOTAL INVESTMENTS—99.2% (IDENTIFIED COST $28,791,027)[3]	29,143,968
	OTHER ASSETS AND LIABILITIES - NET—0.8%[4]	229,842
	TOTAL NET ASSETS—100%	$29,373,810
At December 31, 2016, the Fund had the following outstanding futures contracts:
Description	Number of Contracts	Notional Value	Expiration Date	Unrealized Appreciation (Depreciation)
[5]United States Treasury Note 2-Year Long Futures	50	$10,834,375	March 2017	$23,325
[5]United States Treasury Note 10-Year Short Futures	70	$8,699,688	March 2017	$(34,285)
[5]United States Treasury Ultra Bond Short Futures	30	$4,807,500	March 2017	$53,761
NET UNREALIZED APPRECIATION ON FUTURES CONTRACTS				$42,801
The average notional value of long and short futures contracts held by the Fund throughout the period was $2,708,594 and $10,172,656, respectively. This is based on the contracts held as of each month-end throughout the nine month fiscal period.
Net Unrealized Appreciation on Futures Contracts is included in “Other Assets and Liabilities—Net.”
1

1	Affiliated holdings.
Transactions involving the affiliated holding during the period ended December 31, 2016, were as follows:
	Federated Institutional Prime Value Obligations Fund, Institutional Shares	High Yield Bond Portfolio	Total of Affiliated Transactions
Balance of Shares Held 9/30/2016	300,280	321,256	621,536
Purchases/Additions	2,476,793	5,084	2,481,877
Sales/Reductions	(2,616,739)	—	(2,616,739)
Balance of Shares Held 12/31/2016	160,334	326,340	486,674
Value	$160,350	$2,062,472	$2,222,822
Dividend Income	$397	$31,965	$32,362
2	7-day net yield.
3	At December 31, 2016, the cost of investments for federal tax purposes was $28,791,027. The net unrealized appreciation of investments for federal tax purposes excluding any unrealized appreciation/depreciation resulting from futures contracts was $352,941. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $411,505 and net unrealized depreciation from investments for those securities having an excess of cost over value of $58,564.
4	Assets, other than investments in securities, less liabilities.
5	Non-income-producing security.
Note: The categories of investments are shown as a percentage of total net assets at December 31, 2016.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■	Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by the Fund's Board of Trustees (the “Trustees”).
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, or if information furnished by a pricing service, in the opinion of the valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share.
Fair Valuation and Significant Events Procedures
The Trustees have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Trustees have appointed a Valuation Committee comprised of officers of the Fund, the Adviser and certain of the Adviser's affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
2

Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■	With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
■	Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.
The Trustees have adopted procedures whereby the Valuation Committee uses a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Trustees. The Trustees have ultimate responsibility for any fair valuation made in response to a significant event.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used, as of December 31, 2016, in valuing the Fund's assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Debt Securities:
U.S. Treasury	$—	$26,921,146	$—	$26,921,146
Investment Companies[1]	160,350	—	—	2,222,822
TOTAL SECURITIES	$160,350	$26,921,146	$—	$29,143,968
Other Financial Instruments[2]
Assets	$77,086	$—	$—	$77,086
Liabilities	(34,285)	—	—	(34,285)
TOTAL OTHER FINANCIAL INSTRUMENTS	$42,801	$—	$—	$42,801
1	As permitted by U.S. generally accepted accounting principles (GAAP), Investment Companies valued at $2,062,472 are measured at fair value using the NAV per share practical expedient and have not been categorized in the chart above but are included in the Total column. The price of shares redeemed in High Yield Bond Portfolio is the next determined NAV after receipt of a shareholder redemption request.
2	Other financial instruments include futures contracts.
3

Item 2.	Controls and Procedures

(a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-Q.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant Federated Income Securities Trust

By /S/ Lori A. Hensler

Lori A. Hensler

Principal Financial Officer

Date February 22, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /S/ J. Christopher Donahue

J. Christopher Donahue

Principal Executive Officer

Date February 22, 2017

By /S/ Lori A. Hensler

Lori A. Hensler

Principal Financial Officer

Date February 22, 2017